Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Flow Information of Discontinued Operations

	Year Ended December 31,
	2020	2021 (1)

Net cash used in discontinued operating activities	$(68,187)	$(175,888)
Net cash provided by discontinued investing activities	235,374	1,054,148
Net cash used in discontinued financing activities	(8,209)	(9,132)
Note (1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.

Sogou Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Comprehensive Income Information of Discontinued Operations
The following tables set forth the results of operations and cash flows of discontinued operations with respect to Sogou, that were included in the Sohu Group’s consolidated financial statements (in thousands):

	Year Ended December 31,
	2020	2021 (1)
Revenues	$924,664	$407,607
Cost of revenues	722,614	274,408

Gross profit	202,050	133,199

Operating expenses:
Research and development (2)	193,376	141,506
Sales and marketing (2)	102,523	53,481
General and administrative (2)	29,271	11,854
Total operating expenses	325,170	206,841

Operating loss	(123,120)	(73,642)

Interest income	2,807	2,377
Interest expense	0	(761)
Foreign currency exchange loss	(7,767)	(848)
Other income, net	38,633	81,655

Income/(loss) from discontinued operations before income tax expense	(89,447)	8,781
Income tax expense/(benefit)	2,346	(1,112)

Results of operations from discontinued operations, net of tax	(91,793)	9,893
Gain on disposal of discontinued operations	0	855,009

Net income/(loss) from discontinued operations, net of tax	(91,793)	864,902

Note (1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
Note (2): Expenses generated from marketing services between the Sohu Group and Sogou, and leasing expenses generated from a building that Sohu leased to Sogou were not eliminated because those expenses continued after the disposal of the discontinued operations.

Schedule Of Effective Income tax Rate Of Discontinued Operations

	Year Ended December 31,
	2020	2021 (1)(3)

Statutory Rate:	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	(18%)	127%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	(3%)	(90%)
Changes in valuation allowance for deferred tax assets	(43%)	349%
Research and development super-deduction and other permanent book-tax differences	35%	(249%)
Capital gains from equity investments	1%	(175%)

	(3%)	(13%)

Note (1): Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
Note (3): The changes in the effective tax rate for the period ended September 23, 2021 resulted from the lower income from discontinued operations before income tax expense.